RELATED PARTY TRANSACTIONS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The Company accrued $52,500 in salaries for Henry Fahman (President of the Company) and Tina Phan (Secretary and Treasurer of the Company) during the quarters ended March 31, 2012 and March 31, 2011.